Investments in Associates - Summary of Information in Associates of Company and Company's Ownership (Parenthetical) (Detail) R$ in Thousands	Dec. 17, 2020 BRL (R$)
Disclosure of subsidiaries [line items]
Dividend payables	R$ 1,402,899